Statement of Operations	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
General and administrative expenses	$ 213,673
Administrative expenses - related party	60,000
Franchise tax expense	114,023
Loss from operations	(387,696)
Other income (expense)
Change in the fair value of derivative liabilities	(15,340,000)
Financing costs	(474,390)
Net gain from investments held in Trust Account	67,571
Net loss	$ (16,134,515)
Class A common stock
Other income (expense)
Weighted average shares outstanding common stock (in Shares) | shares	20,000,000
Basic and diluted net loss per share (in Dollars per share) | $ / shares
Common Stock Class B
Other income (expense)
Weighted average shares outstanding common stock (in Shares) | shares	5,000,000
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ (3.23)